INTANGIBLE ASSETS AND GOODWILL	6 Months Ended
Jun. 30, 2023
Intangible assets and goodwill [abstract]
INTANGIBLE ASSETS AND GOODWILL
NOTE 13 - INTANGIBLE ASSETS AND GOODWILL

(in millions of Euros)	Technology	Computer Software	Customer relationships	Work in Progress	Other	Total Intangible Assets	Goodwill
Net balance at January 1, 2023	18	16	13	3	4	54	478
Additions	—	—	—	1	—	1	—
Amortization expense	(1)	(3)	—	—	(1)	(5)	—
Transfer	—	1	—	(1)	—	—	—
Effect of changes in foreign exchange rates	—	—	—	—	—	—	(8)
Net balance at June 30, 2023	17	14	13	3	3	50	470

Cost	90	86	41	5	4	226	470
Less accumulated depreciation and impairment	(73)	(72)	(28)	(2)	(1)	(176)	—
Net balance at June 30, 2023	17	14	13	3	3	50	470